DEBT (Tables)	9 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
Schedule of maturities for notes payable

2024	$1,553,929
2025	–
2026	–
2027	1,687
2028	3,266
Thereafter	145,047
Total notes payable	$1,703,929